Segment disclosures (Tables)	12 Months Ended
Dec. 31, 2019
Segment disclosures [Abstract]
Disclosure of segment geographic information	The following geographic information reflects revenue based on customer location.

	2019 $	2018 $
Revenue
United States	200	345
China	118	118
	318	463